Secondary Mortgage Market Activities (Tables)	12 Months Ended
Dec. 31, 2014
Transfers and Servicing of Financial Assets [Abstract]
Schedule of principal balances of mortgage loans serviced for others
Mortgage loans serviced for others are not included in the accompanying consolidated statements of condition.  The principal balances of these loans at December 31 are as follows:

	2014	2013
Mortgage loan portfolios serviced for:
Freddie Mac	$78,944,218	$87,060,823
Federal Home Loan Bank	$19,425,826	$20,700,145

Schedule of activity for mortgage servicing rights and the related valuation allowance
Activity for mortgage servicing rights and the related valuation allowance is as follows:

	2014	2013	2012

Balance at beginning of year	$410,860	$486,898	$522,346
Additions	50,008	85,555	141,516
Disposals	—	—	—
Amortized to expense	(124,214)	(161,593)	(176,964)
Balance at end of year	$336,654	$410,860	$486,898
Valuation allowance	$—	$—	$—

Schedule of estimated amortization expense of mortgage servicing rights	The weighted average amortization period is eight years. Estimated amortization expense for each of the next five years is:

2015	$97,980
2016	70,556
2017	50,934
2018	36,473
2019	25,952